RIGHTS-TO-USE LEASE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Rights-to-use Lease Assets Net
SCHEDULE OF RIGHTS-TO-USE LEASE ASSETS

Rights-to-use lease assets, net consisted of the following:

	December 31,	December 31,
	2021	2020
Leased properties under operating lease	$37,270	1,292,677
Less: accumulated amortization	(17,437)	(541,255)
Right-to-use asset, net	$19,833	751,422

SCHEDULE OF FUTURE LEASE COMMITMENTS
Future lease commitments

2022	$19,141
Total Lease Payments	$19,141
Less: imputed interest	$(73)
Present value of lease liabilities	$19,068
Lease liabilities - Current	$19,068

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSES	The estimated amortization expenses for each of the five succeeding years is as follows:
Year ending December 31,	Amortization expense
2022	$18,302
2023	1,531
Total	$19,833